Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 5,776	$ 791	¥ (6,372)	¥ (14,797)
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Allowance for credit losses	1,065	146	678
Depreciation and amortization	8,706	1,193	10,131	9,736
Amortization of operating lease right-of-use assets				270
Loss on long-term investments				27
Loss from disposal of property, equipment and software	435	60	704
Income from disposal of subsidiary				(4,318)
Income from disposal of long-term investments				(475)
Deferred income taxes	(1,676)	(230)	2,302
Changes in operating assets and liabilities:
Accounts receivable, net	(33,316)	(4,564)	(147,166)	(11,600)
Operating lease right-of-use assets	(2,596)	(356)
Advance to suppliers	5,389	738	(14,217)	2,591
Prepaid expenses and other current assets	(1,491)	(204)	(3,952)	(1,371)
Due from related parties	(848)	(116)	(109)	(2,898)
Accounts payable	18,783	2,573	130,037	15,403
Accounts payable- a related party			(2,259)	2,493
Contract liabilities	(3,636)	(498)	4,130	(62)
Accrued expenses and other current liabilities	5,463	748	9,535	6,033
Operating lease liabilities	2,683	368		(278)
Due to related parties	(67)	(9)	(286)	1,732
Net cash provided by/(used in) operating activities	4,670	640	(16,844)	2,486
Cash flows from investing activities:
Purchase of property and equipment, net	(347)	(48)	(111)	(1,469)
Proceed from disposal of long-term investments			1,723	992
Proceed from disposal of subsidiary			158
Purchase of intangible assets				(4,742)
Cash loss of disposal of a subsidiary				(1,330)
Loans to related parties	(45,283)	(6,204)	(116,529)	(5,690)
Collection of loans to related parties	44,208	6,057	91,514	25,826
Net cash provided by/(used in) investing activities	(1,422)	(195)	(23,245)	13,587
Cash flows from financing activities:
Proceeds from borrowings	23,476	3,216	14,000	9,000
Repayments of short-term borrowings	(21,139)	(2,896)	(14,145)	(11,910)
Payment for deferred offering costs	(2,015)	(276)	(3,550)	(554)
Proceeds of loans from related parties	4,677	641	22,891	18,874
Repayment of loans from related parties	(14,873)	(2,037)	(23,027)	(50,791)
Proceeds from capital injection			47,714	21,261
Other financing activities				(105)
Net cash (used in)/provided by financing activities	(9,874)	(1,352)	43,883	(14,225)
Net increase in cash and cash equivalents:	(6,626)	(907)	3,794	1,848
Cash and cash equivalents at the beginning of year	10,776	1,477	6,982	5,134
Cash and cash equivalents at the end of year	4,150	570	10,776	6,982
Supplemental disclosure of cash flow information:
Income tax paid	227	31	19
Interest paid	718	98	340	57
Supplemental schedule of non-cash financing activities:
Debt-to-equity conversion (Note 9)			5,449	37,831
Repayments of short-term borrowings by a related party on behalf of the Company (Note 11)	4,588	629	8,277
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses	2,683	368		115
Elimination of related party loan through transfer agreement (Note 11)			¥ 20,855